Annual Total Returns (Diversified Value Portfolio - Diversified Value Portfolio Annuity) (Diversified Value Portfolio, Diversified Value Portfolio - Diversified Value Portfolio)	18 Months Ended
Jun. 30, 2013
Diversified Value Portfolio | Diversified Value Portfolio - Diversified Value Portfolio
Annual Total Return
2012	16.50%
2011	3.92%
2010	9.33%
2009	26.92%
2008	(36.14%)
2007	3.93%
2006	18.88%
2005	7.61%
2004	20.46%
2003	31.12%